Stockholders' Equity (Details Textual 1)						1 Months Ended		3 Months Ended			12 Months Ended
		Jul. 15, 2015 USD ($) $ / shares shares	Feb. 09, 2015 shares	Jun. 06, 2014 shares	Sep. 12, 2013 $ / shares shares	Jan. 31, 2016 $ / shares	Dec. 31, 2014 $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares CAD / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) WarrantsUnit Installments $ / shares shares	Jun. 30, 2015 CAD WarrantsUnit Installments CAD / shares shares	Jun. 30, 2014 USD ($) $ / shares shares	Jun. 30, 2014 CAD CAD / shares shares	Dec. 31, 2013 $ / shares shares	Mar. 31, 2015 $ / shares	Mar. 31, 2014 $ / shares	Sep. 30, 2013 $ / shares	Jun. 30, 2013 $ / shares shares	Mar. 31, 2013 $ / shares	Mar. 06, 2013 $ / shares shares
Stockholders Equity Notes [Textual]
Stock options granted | shares								825,000
Stock Option Expense								$ 39,906		$ 48,940
Stock-based compensation (note 8)											$ 187,176		$ 979,942
Exercise price | (per share)								$ 0.37	CAD 0.50
Stock option liability								$ 179,445	CAD 179,445		179,445		217,759
Aggregate intrinsic value of stock options outstanding								329,051	329,051	423,679
Aggregate intrinsic value of stock options exercisable								326,674	326,674	$ 396,368
Unrecognized compensation expense								$ 24,033	CAD 24,033
Unrecognized compensation expense, period of recognition								1 year
Common stock shares issued on exercise of warrants | shares										849,727
Rrecognized as stock option liability										$ 2,344
Shares issued for services											$ 181,187		$ 633,500
Warrants outstanding | shares								17,904,445	17,904,445		13,472,870		5,987,000						6,200,000
Stock-based compensation expense								$ 39,906		$ 48,940	$ 186,900		$ 886,444
Warrants issued for services								6,654					124,020
Stock-based compensation								39,906		$ 48,940	$ 368,087		$ 1,519,944
Stock option recognized as additional paid in capital										$ 46,596
Net proceeds from exercise of warrants								$ 2,566,660			$ 1,404,177
Warrants exercise price | CAD / shares														CAD 0.50
Number of warrants of exercised | shares											2,836,541
Number of stock options outstanding | shares											3,595,000
Common stock, Par value | $ / shares								$ 0.001	CAD 0.001		$ 0.001		$ 0.001
Exercise price of warrants | $ / shares								$ 0.786	CAD 0.786	$ 0.65
Number of warrants issued to agents | shares	[1]							93,908
Issuance of cash								$ 582,511
Deferred costs											$ 550,119
November 30, 2015
Stockholders Equity Notes [Textual]
Warrants vest in tranches | shares								20,000
December 31, 2015
Stockholders Equity Notes [Textual]
Warrants vest in tranches | shares								20,000
January 31, 2016
Stockholders Equity Notes [Textual]
Warrants vest in tranches | shares								20,000
Subsequent Event [Member]
Stockholders Equity Notes [Textual]
Warrants outstanding | shares		4,372,863
Warrants exercise price | $ / shares		$ 0.786
Common stock, Par value | $ / shares		$ 0.60
Valent Technologies, LLC [Member]
Stockholders Equity Notes [Textual]
Exercise price | CAD / shares												CAD 0.50
Number of warrants issued | shares											500,000	500,000
Warrants expiration date											Feb. 01, 2017	Feb. 01, 2017
Stock options [Member]
Stockholders Equity Notes [Textual]
Stock options granted | shares											600,000	600,000	2,100,000	2,100,000
Exercise price | $ / shares											$ 0.88		$ 1.06
Aggregate intrinsic value of stock options outstanding											$ 203,528		$ 372,454
Aggregate intrinsic value of stock options exercisable											203,528		336,853
Unrecognized compensation expense											57,335
Rrecognized as stock option liability											38,314		93,498
Stock-based compensation expense											$ 186,900		886,443
Threshold percentage of share capital on fully diluted basis for common stock authorized to issue											7.50%	7.50%
Percentage of equity securities deemed granted to principle founders of entity on pro rata basis as per ownership											66 2/3	66 2/3
Stock option recognized as additional paid in capital											$ 225,214		979,942
Aggregate intrinsic value of unvested stock options											$ 0		$ 35,601
Weighted average contractual term											7 years 2 months 27 days	7 years 2 months 27 days
Number of stock options outstanding | shares								3,545,000	3,545,000		3,595,000		3,187,214						1,140,000
Stock options [Member] | 0.40 [Member]
Stockholders Equity Notes [Textual]
Unit offering price | CAD / shares												CAD 0.50
Number of stock options outstanding | shares											825,000
Research and Development Expense [Member]
Stockholders Equity Notes [Textual]
Stock-based compensation expense								$ 6,455		$ 21,133	$ 36,284		$ 358,177
Stock-based compensation											36,284		404,177
General and Administrative Expense [Member]
Stockholders Equity Notes [Textual]
Stock-based compensation expense								$ 33,451		$ 27,807	150,616		528,267
Stock-based compensation											$ 331,803		$ 1,239,787
Common Stock [Member]
Stockholders Equity Notes [Textual]
Stock-based compensation (note 8)
Common stock shares issued on exercise of warrants | shares		4,277,667
Shares issued for services, shares | shares											187,000	187,000	540,000	540,000
Shares issued for services											$ 187		$ 540
Net proceeds from exercise of warrants		$ 2,566,660
Shares issued upon the exchange of warrants | shares											945,514	945,514
Issuance of shares and warrants - net of issue costs, shares | shares								4,277,667
Common stock, Par value | $ / shares		$ 0.60					$ 0.001			$ 0.001					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Warrants Issued for Services [Member]
Stockholders Equity Notes [Textual]
Exercise price | CAD / shares												CAD 0.50
Number of warrants issued | shares					300,000						345,000	345,000			300,000
Net proceeds from exercise of warrants											$ 138,000	CAD 172,500
Number of installments for vesting of warrants | Installments											12	12
Vesting period of warrant											12 months	12 months
Exercise price of warrants | $ / shares					$ 1.76										$ 1.76
Warrants Issued for Services [Member] | Subsequent Event [Member]
Stockholders Equity Notes [Textual]
Number of warrants issued | shares											60,000	60,000
Warrants exercise price | $ / shares						$ 0.75
Warrants expiration date						Jul. 15, 2020
Investor Warrant Exercises [Member]
Stockholders Equity Notes [Textual]
Common stock shares issued on exercise of warrants | shares				3,652,211							1,223,847	1,223,847
Number of warrants of exercised | shares											1,223,847
Exercise price of warrants | $ / shares											$ 0.65
Investor Warrant Exchange [Member]
Stockholders Equity Notes [Textual]
Common stock shares issued on exercise of warrants | shares			1,591,875				1,244,666
Number of warrants issued | shares							414,889
Exercise price of warrants | $ / shares											$ 0.80
Placement Agent Warrants [Member]
Stockholders Equity Notes [Textual]
Number of warrants exercisable | shares											200,000	200,000
Exercise price | $ / shares											$ 0.80
Common stock shares issued on exercise of warrants | shares													123,810	123,810
Warrants exercise price | $ / shares											$ 0.786
Warrants expiration date											Mar. 06, 2018	Mar. 06, 2018
Number of warrants of exercised | shares							200,000				5,050,000										5,250,000
Exercise price of warrants | $ / shares											$ 0.60										$ 0.80
2015 offering warrants [Member]
Stockholders Equity Notes [Textual]
Common stock shares issued on exercise of warrants | shares		4,277,667
Net proceeds from exercise of warrants		$ 2,566,660
Warrants exercise price | $ / shares		$ 0.75
Sale of stock description		Under the Company's engagement agreements with these placement agents, the Company agreed to pay up to a 7% cash commission and issue warrants to purchase shares of common stock (the "2015 Agent Warrants'') up to the number of shares of our common stock equal to 5% of the aggregate number of shares sold in the Offering by such placement agent.
2015 Agent Warrants [Member]
Stockholders Equity Notes [Textual]
Exercise price of warrants | $ / shares								$ 0.75	CAD 0.75
Total cash commission								$ 80,575
Issuance of noncash finance								29,594
Net cash proceeds								$ 1,903,514
Warrant [Member]
Stockholders Equity Notes [Textual]
Warrants exercise price | $ / shares		$ 0.001
Broker Warrants [Member]
Stockholders Equity Notes [Textual]
Number of warrants exercisable | shares													8,000	8,000
Number of broker warrants | shares											92,000	92,000	5,000	5,000
Exercise price | CAD / shares												CAD 0.50
Net proceeds from exercise of warrants													$ 3,660	CAD 4,000
Investor Warrants [Member]
Stockholders Equity Notes [Textual]
Exercise price | $ / shares											$ 1.76
Warrants expiration date											Sep. 12, 2018	Sep. 12, 2018
Number of warrants of exercised | shares											277,313
Number of units issued | WarrantsUnit											13,125,002	13,125,002
Unit offering price | $ / shares											$ 0.80
Dividend Warrants [Member]
Stockholders Equity Notes [Textual]
Exercise price | $ / shares											$ 1.25
Warrants expiration date											Jan. 24, 2018	Jan. 24, 2018
Investor Warrants One [Member]
Stockholders Equity Notes [Textual]
Number of warrants of exercised | shares											5,638,285
Unit offering price | $ / shares											$ 0.65

[1]	Issued as part of the Company's public offering completed in August 2015. The 2015 Agent Warrants are exercisable at a per share price equal to $0.75 during the five-year period commencing six months from the effective date of the Offering, which period shall not extend further than five years from the effective date of the 2015 Offering. Therefore, all 2015 Agent Warrants expire on July 15, 2020.